UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21685

Hatteras Core Alternatives Fund, L.P.

(Formerly known as Hatteras Multi-Strategy Fund, L.P.)

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives Fund, L.P.

Schedule of Investments - December 31, 2011 (unaudited)

Hatteras Core Alternatives Fund, L.P. (1)

Investment in Hatteras Master Fund, L.P., at value - 100.09% (Cost $243,953,376)	$237,725,619
Liabilities in excess of other assets - (0.09)%	(203,134)
Partners' Capital – 100.00%	237,522,485

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - December 31, 2011 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (11.85%)
Enhanced Fixed Income (23.74%)
Opportunistic Equity (31.82%)
Private Investments (25.58%)
Short-Term Investment (2.13%)
Tactical Trading (6.70%)

Investments in Adviser Funds, Exchange Traded Funds and Mutual Funds - (99.69%)	Cost	Fair Value
Absolute Return - (11.85%)
Allblue, L.P. [a,b]	$20,000,000	$20,197,139
Broad Peak Fund, L.P. [a,b]	290,930	210,158
Citadel Wellington, LLC (Class A)[a,b,c]	28,740,360	34,730,822
Courage Special Situations Fund, L.P. [a,b]	17,327,675	17,322,916
D.E. Shaw Composite Fund, LLC [a,b]	14,757,485	18,258,512
Eton Park Fund, L.P. [a,b]	16,098,784	15,691,784
JANA Partners Qualified, L.P. [a,b,e]	89,404	63,425
Marathon Fund, L.P. [a,b,e]	4,247,988	2,027,508
Montrica Global Opportunities Fund, L.P. [a,b,e]	835,371	663,755
OZ Asia, Domestic Partners L.P. [a,b,e]	1,013,576	1,092,583
Paulson Advantage, L.P. [a,b,c]	9,486,878	9,119,327
Paulson Partners Enhanced, L.P. [a,b,c]	5,181,104	10,044,214
Perry Partners, L.P. [a,b,e]	746,120	859,733
Pipe Equity Partners [a,b,e]	13,076,214	6,079,564
Pipe Select Fund, LLC [a,b,e]	7,083,597	8,270,389
Standard Investment Research Hedge Equity Fund, L.P. [a,b,c]	20,000,000	23,432,377
Stark Investments, L.P. [a,b,e]	1,462,846	1,571,173
Stark Select Asset Fund, LLC [a,b,e]	706,366	678,640
Total Absolute Return	161,144,698	170,314,019

Enhanced Fixed Income - (23.74%)	Shares	Cost	Fair Value
Investment in Adviser Funds
Alden Global Distressed Opportunities Fund, L.P. [a,b]		15,000,000	11,076,227
Anchorage Capital Partners, L.P. [a,b]		30,000,000	29,019,823
BDCM Partners I, L.P. [a,b,e]		24,062,286	25,488,268
Bell Point Credit Opportunities Fund, L.P. [a,b]		20,000,000	17,818,725
Contrarian Capital Fund I, L.P. [a,b]		12,522,723	16,529,795
CPIM Structured Credit Fund 1000, L.P. [a,b,e]		212,414	22,736
Drawbridge Special Opportunities Fund, L.P. [a,b,e]		5,751,955	7,063,198
EDF-M1 Onshore, L.P. [a,b]		10,000,000	10,773,651
Fortress VRF Advisors I, LLC [a,b,e]		8,092,619	1,639,303
Halcyon European Structured Opportunities Fund, L.P. [a,b,e]		362,870	212,681
Harbinger Capital Partners Fund I, L.P. [a,b,e]		12,405,873	6,363,438
Harbinger Credit Distressed Blue Line Fund, L.P. [a,b,c,e]		17,300,267	20,034,846
Indaba Capital Partner, L.P. [a,b]		10,000,000	9,545,956
Marathon Special Opportunity Fund, L.P. [a,b,e]		3,705,039	3,783,146
MKP Credit, L.P. [a,b]		25,000,000	26,809,465
Morgan Rio Capital Fund, L.P. [a,b]		7,000,000	9,167,471
Mudrick Distressed Opportunity Fund, L.P. [a,b]		10,000,000	9,790,943
Prospect Harbor Credit Partners, L.P. [a,b,e]		1,591,518	1,770,489
Providence MBS Fund, L.P. [a,b]		25,000,000	32,309,690
Senator Global Opportunity Fund, L.P. [a,b,c]		28,993,597	32,735,422
Strategic Value Restructuring Fund, L.P. [a,b]		15,428,312	14,724,715
TCW Special Mortgage Credits Fund II, L.P. [a,b]		9,035,953	18,327,946
Waterstone Market Neutral Fund, L.P. [a,b]		8,548,948	14,715,224
Total Investment in Adviser Funds		300,014,374	319,723,158

Investment in Mutual Funds
Doubleline Total Return Bond [a]	1,942,824	19,234,664	21,429,351
Total Investment in Mutual Funds		19,234,664	21,429,351
Total Enhanced Fixed Income		319,249,038	341,152,509

Opportunistic Equity - (31.82%)	Shares	Cost	Fair Value
Investment in Adviser Funds
Artis Partners 2X (Institutional), L.P. [a,b,c]		17,958,246	15,225,937
Ashoka Fund, L.P. [a,b]		29,000,000	26,228,778
Asian Century Quest Fund (QP), L.P. [a,b,c]		14,364,157	15,838,603
Balyasny Atlas Leveraged Fund, L.P. [a,b]		25,000,000	22,924,263
Bay Pond Partners, L.P. [a,b]		15,000,000	13,631,185
Biomedical Value Fund, L.P. a, [b,e]		408,247	461,836
Broadfin Healthcare Fund, L.P. [a,b]		22,000,000	21,379,475
Camcap Resources, L.P. [a,b,e]		491,057	485,730
CCM SPV II, LLC [a,b,e]		44,215	50,610
Chilton Global Natural Resources Partners, L.P. [a,b,c]		19,817,824	17,207,784
Crosslink Crossover Fund IV, L.P. [a,b]		2,128,241	4,276,752
Crosslink Crossover Fund V, L.P. [a,b]		931,110	4,052,461
Crosslink Crossover Fund VI, L.P. [a,b]		8,515,359	7,842,353
Expo Health Sciences Fund, L.P. [a,b]		20,000,000	17,291,163
Gavea Investment Fund II, L.P. [a,b]		132,856	1,532,813
Gavea Investment Fund III, L.P. [a,b]		16,320,000	23,357,022
Glade Brook Global Domestic Fund, L.P. [a,b]		20,000,000	18,976,219
Gracie Capital, L.P. [a,b]		194,952	114,818
HealthCor, L.P. [a,b,c]		10,152,799	14,654,606
HFR HE Bristol Master Trust [a,b]		19,000,000	17,882,454
Integral Capital Partners VII, L.P. [a,b]		1,157,333	1,652,066
Integral Capital Partners VIII, L.P. [a,b]		2,490,153	2,262,883
Samlyn Onshore Fund, L.P. [a,b,c]		20,170,802	26,330,550
Sansar Capital Master Fund, L.P. Subsidiaries [a,b]		315,076	450,916
Security Capital-Preferred Growth, LLC [b]		1,028,425	378,671
Sloane Robinson (Class G) Emerging [a,b,c]		6,140,985	7,937,193
Southport Energy Plus Partners, L.P. [a,b,c]		16,167,182	17,628,050
Standard Investment Research Energy Opportunities Fund, L.P. [a,b]		10,000,000	10,037,814
The Raptor Private Holdings, L.P. [a,b,e]		932,790	824,764
TT Mid-Cap Europe Long/Short Fund Limited [a,b,c]		22,500,000	26,696,663
Valiant Capital Partners, L.P. [b,c]		21,185,537	35,971,238
Value Partners Hedge Fund, LLC [a,b]		28,000,000	22,938,811
Viking Global Equities, L.P. [a,b,c]		10,166,317	13,571,302
Visium Balanced Fund, L.P. [a,b,c]		18,969,942	22,584,709
WCP Real Estate Strategies Fund, L.P. [a,b,e]		8,971,304	5,556,840
Total Investment in Adviser Funds		409,654,909	438,237,332

Investment in Exchange Traded Funds
Ishares MSCI Brazil Index Fund	82,050	4,996,758	4,708,850
Market Vectors Oil Service	123,950	15,550,050	14,239,376
Total Investment in Exchange Traded Funds		20,546,808	18,948,226
Total Opportunistic Equity		430,201,717	457,185,558

Private Investments - (25.58%)	Cost	Fair Value
ABRY Advanced Securities Fund, L.P. [b]	5,278,254	5,852,411
ABRY Partners VI, L.P. [b]	6,375,725	7,237,076
ABRY Partners VII, L.P. [a,b]	859,704	800,191
Accel-KKR Capital Partners III, L.P. [b]	4,126,927	4,315,515
Arclight Energy Partners Fund III, L.P. [b]	3,037,242	3,411,066
Arclight Energy Partners Fund IV, L.P. [b]	2,781,278	3,405,639
Arclight Energy Partners Fund V, L.P. [a,b]	424,224	311,494
Arminius Moat, L.P. [b]	5,615,015	4,014,022
BDCM Opportunity Fund II, L.P. [b]	4,075,436	4,897,374
Benson Elliot Real Estate Partners II, L.P. [a,b]	5,050,894	2,975,008
Brazos Equity Fund III, L.P. [b]	1,971,753	2,186,082
Cadent Energy Partners II, L.P. [b]	5,792,691	5,500,000
Canaan Natural Gas Fund X, L.P. [b]	3,360,500	1,276,831
Carlyle Realty Distressed RMBS Partners, L.P. [b]	1,910,819	1,328,338
CDH Venture Partners II, L.P. [b]	3,608,268	3,072,131
CDH Venture Partners IV, L.P. [a,b]	3,730,270	3,532,194
China Special Opportunities Fund III, L.P. [a,b]	1,424,612	1,279,143
Claremont Creek Ventures II, L.P. [a,b]	1,341,875	1,008,323
Claremont Creek Ventures, L.P. [a,b]	1,585,416	862,060
Colony Investors VII, L.P. a, [b]	3,045,480	923,800
Colony Investors VIII, L.P. [b]	7,890,747	2,202,200
CX Partners Fund Limited [b]	2,821,543	2,484,077
Dace Ventures I, L.P. [a,b]	2,289,505	1,839,130
Darwin Private Equity I, L.P. [b]	4,169,133	2,495,708
DaVinci Corporate Opportunity Partners, L.P. [a,b]	3,834,663	1,196
EMG Investments, LLC [b]	1,495,925	1,837,689
EnerVest Energy Institutional Fund XI-A, L.P. [b]	6,998,031	4,978,255
EnerVest Energy Institutional Fund X-A, L.P. [b]	2,178,934	1,597,451
Exponent Private Equity Partners II, L.P. [b]	4,160,970	2,959,992
Fairhaven Capital Partners, L.P. [a,b]	2,915,090	1,908,235
Florida Real Estate Value Fund, L.P. [a,b]	3,260,347	3,118,334
Forum European Realty Income III, L.P. [a,b]	4,389,280	3,397,481
Garrison Opportunity Fund II A, LLC [a,b]	2,060,662	2,221,826
Garrison Opportunity Fund, LLC a, [b]	6,006,062	8,256,320
Great Point Partners I, L.P. [b]	2,296,266	3,511,191
Greenfield Acquisition Partners V, L.P. [b]	6,236,818	5,788,653
GTIS Brazil Real Estate Fund, L.P. [a,b]	6,616,881	9,392,133
Halifax Capital Partners II, L.P. [b]	2,129,720	2,638,967
Hancock Park Capital III, L.P. a, [b]	2,411,283	4,011,291
Healthcor Partners Fund, L.P. [b,c]	2,887,267	3,254,667
Hillcrest Fund, L.P. [a,b]	5,437,584	4,239,136
Hony Capital Fund 2008, L.P. [b]	9,024,411	9,423,931
Illumitex, Inc. [a,b]	999,999	999,999
Intervale Capital Fund, L.P. [b]	4,572,377	6,700,000
J.C. Flowers III Co-Invest BTG, L.P. [b]	1,570,408	1,680,246
J.C. Flowers III, L.P. a, [b]	2,646,848	2,766,360
LC Fund V, L.P. [a,b]	839,588	774,561
Lighthouse Capital Partners VI, L.P. [a,b]	4,175,000	4,524,059
Merit Energy Partners F-II, L.P. [b]	1,156,832	910,730
Mid Europa Fund III, L.P. [a,b]	4,696,190	4,045,193
Monomoy Capital Partners II, L.P. [a,b]	1,135,330	996,362
Natural Gas Partners Energy Tech, L.P. [a,b]	893,242	643,570
Natural Gas Partners IX, L.P. [b]	7,381,281	9,567,695
Natural Gas Partners VIII, L.P. [b]	4,049,369	5,229,296
New Horizon Capital III, L.P. [b]	5,800,799	6,253,839
NGP Energy Technology Partners II, L.P. [b]	2,927,454	2,800,735
NGP Midstream & Resources Offshore Holdings Fund, L.P. [b]	2,189,825	9,700,000
NGP Midstream & Resources, L.P. [b]	4,457,167	6,000,000
Northstar Equity Partners III Limited [b]	852,953	803,484
Northwood Real Estate Co-Investors [b]	1,503,507	1,541,167
Northwood Real Estate Partners [b]	4,209,641	3,992,359
OCM European Principal Opportunties Fund, L.P. [a,b]	3,073,788	5,325,944
OCM Mezzanine Fund II, L.P. a, [b]	1,802,661	2,216,737
ORBIS Real Estate Fund I [a,b]	3,194,857	2,053,113
Orchid Asia IV, L.P. [b]	5,118,823	6,037,442
Parmenter Realty Fund IV, L.P. [a,b]	547,415	465,000
Patron Capital, L.P. III [a,b]	4,445,535	4,060,500
Pearlmark Mezzanine Realty Partners II, LLC [b]	1,650,805	147,765
Pearlmark Mezzanine Realty Partners III, LLC [b]	4,845,987	3,282,596
Pennybacker II, L.P. [b]	855,286	840,000
Phoenix Real Estate Fund PTE Limited [b]	6,023,793	6,793,933
Phoenix Real Estate Fund (T), L.P. [a,b]	6,134,670	5,366,412
Pine Brook Capital Partners, L.P. [b]	6,315,781	6,427,115
Private Equity Investment Fund V, L.P. [b]	8,488,838	8,496,095
Private Equity Investors Fund IV, L.P. [b]	3,134,973	2,499,718
Quantum Energy Partners IV, L.P. [a,b]	3,845,635	3,748,053
Quantum Energy Partners V, L.P. [a,b]	2,757,522	1,391,719
Rockwood Capital Real Estate Partners Fund VII, L.P. [a,b]	5,000,000	2,320,202
Roundtable Healthcare Management III, L.P. [a,b]	971,945	874,272
Roundtable Healthcare Partners II, L.P. [a,b]	2,310,152	2,109,225
Saints Capital VI, L.P. [b]	6,743,019	7,831,035
Sanderling Venture Partners VI Co-Investment Fund, L.P. [a,b]	749,810	820,656
Sanderling Venture Partners VI, L.P. [a,b]	880,040	1,225,925
SBC Latin America Housing US Fund, L.P. [a,b]	1,616,106	1,512,141
Sentient Global Resources Fund III, L.P. [a,b]	12,287,687	13,416,455
Sentient Global Resources Fund IV, L.P. [a,b]	924,168	770,049
Sovereign Capital Limited Partnership III [a,b]	2,045,097	1,853,933
Square Mile Lodging Opportunity Partners, L.P. [b]	1,634,267	2,228,561
Square Mile Partners III, L.P. [b]	7,732,083	7,744,170
Sterling Capital Partners II, L.P. [a,b]	1,760,609	1,946,644
Sterling Group Partners III, L.P. [b]	2,044,660	1,796,316
Strategic Value Global Opportunities Fund I-A, L.P. [b]	4,181,870	2,973,400
Tenaya Capital V, L.P. [b]	3,465,094	4,443,053
The Column Group, L.P. a, [b]	2,970,466	2,663,505
The Energy and Minerals Group Fund II, L.P. [b]	156,863	98,518
The Founders Fund III, L.P. [a,b]	4,000,000	5,809,024
Tiger Global Investments Partners VI, LP [a,b]	4,241,333	4,792,199
TPF II, L.P. [b]	4,435,212	3,532,414
Trivest Fund IV, L.P. [b]	4,340,755	3,643,164
True Ventures III, L.P. [a,b]	200,000	200,000
Urban Oil and Gas Partners A-1, L.P. [b]	3,997,548	4,153,596
VCFA Private Equity Partners IV, L.P. [b]	1,397,274	1,299,878
VCFA Venture Partners V, L.P. [b]	5,672,317	6,207,193
Voyager Capital Fund III, L.P. [a,b]	1,681,122	1,914,681
WCP Real Estate Fund I, L.P. [a,b]	2,959,575	2,811,865
Westview Capital Partners II, L.P. [b]	4,012,185	3,994,838
Zero2IPO China Fund II, L.P. [b]	3,846,469	3,835,191
Total Private Investments	373,459,410	367,650,461

Tactical Trading - (6.70%)	Cost	Fair Value
Alphamosaic (U.S.), LLC-Series Cell No. 41 (Winton Capital Management Limited) [a,b]	12,500,000	12,771,253
Black River Commodity MS Fund, L.P. [a,b,e]	446,430	403,726
Bluegold Global Fund, L.P. [a,b]	10,000,000	7,582,150
Brevan Howard Emerging Markets Strategies Fund, L.P. [a,b,c]	7,299,282	6,806,760
Brevan Howard, L.P. [a,b,c]	10,548,539	11,868,407
D.E. Shaw Oculus Fund, LLC [a,b]	7,154,202	11,725,747
Drawbridge Global Macro Fund, L.P. [a,b,e]	96,671	84,270
Ospraie Special Opportunities Fund, L.P. [a,b,e]	3,121,971	4,064,424
R.G. Niederhoffer Global Fund, L.P. I [a,b]	15,432,675	11,362,939
Robeco Transtrend Diversified Fund, LLC [a,b]	12,500,000	11,099,565
The Clive Fund, L.P. [a,b,c]	15,000,000	15,562,101
Touradji Global Resources Holdings, LLC [a,b,e]	3,434,008	3,023,177
Total Tactical Trading	97,533,778	96,354,519

Total investments in Adviser Funds, Exchange Traded Funds and Mutual Funds (cost $1,381,588,641)		1,432,657,066

Short-Term Investments - (2.13%)
Federated Prime Obligations Fund #10, 0.19% [d]	30,539,486	30,539,486
Total Short-Term Investments (cost $30,539,486)		30,539,486
Total Investments (cost $1,412,128,127) (101.82%)		1,463,196,552
Liabilities in excess of other assets (-1.82%)		(26,126,731)
Partners' capital - (100.00%)		$1,437,069,821

a-	Non-income producing.
b-	Adviser Funds are issued in private placement transactions and as such are restricted as to resale.
c-	Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these securities was $323,031,085 and $381,235,578, respectively.
d-	The rate shown is the annualized 7-day yield as of December 31, 2011.
e-	The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.

Total cost and fair value of restricted Adviser Funds as of December 31, 2011 was $1,341,807,169 and $1,392,279,489, respectively.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•        Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•        Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Adviser Funds, etc.).

•        Level 3 – significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Absolute Return	$-	$115,594,083	$54,719,936	$170,314,019
Enhanced Fixed Income	21,429,351	194,183,945	125,539,213	341,152,509
Opportunistic Equity	18,948,226	245,640,766	192,596,566	457,185,558
Private Investments	-	-	367,650,461	367,650,461
Tactical Trading	-	88,778,922	7,575,597	96,354,519
Short-Term Investment	30,539,486	-	-	30,539,486
Total	$70,917,063	$644,197,716	$748,081,773	$1,463,196,552

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

					Change in
		Transfers	Transfers between		Unrealized
	Balances as of	out of	Investment	Net Realized	Appreciation/	Gross	Gross	Balances as of
Investments	March 31, 2011	Level 3*	Categories***	Gain (Loss)	(Depreciation)	Purchases	Sales	December 31, 2011
Absolute Return	$66,267,190	$-	$-	$(27,441)	$(6,200,777)	$34,240	$(5,353,276)	$54,719,936
Energy & Natural Resources	95,216,959	-	(96,656,269)	(61,991)	699,216	3,644,506	(2,842,421)	-
Enhanced Fixed Income	145,762,238	(20,940,840)	21,456,091	571,406	(5,069,157)	-	(16,240,525)	125,539,213
Opportunistic Equity	105,792,193	-	72,126,198	2,978,179	(14,655,648)	47,118,888	(20,763,244)	192,596,566
Private Equity	224,281,163	-	(243,370,311)	-	4,553,590	28,061,076	(13,525,518)	-
Private Investments	-	-	348,808,482	(2,976,606)	172,714	63,750,101	(42,104,230)	367,650,461
Real Estate	116,275,412	-	(110,063,055)	-	(2,746,589)	6,417,387	(9,883,155)	-
Tactical Trading	-	-	7,698,864	(640)	(106,270)	-	(16,357)	7,575,597
Total Investments	$753,595,155	$(20,940,840)	$-	$482,907	$(23,352,921)	$149,026,198	$(110,728,726)	$748,081,773

*	Transfers into or out of Level 3 are represented by their balance as of the beginning of the period.

**	Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted.

***	As of July 1, 2011 new investment categories were implemented. Transfers between investment categories reflect the changes in categories and are represented by their balance as of June 30, 2011.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2011 is $(22,772,404).

Adviser Funds categorized as Level 3 assets, with a fair value totaling $76,178,543, have imposed gates or suspended redemptions. Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to December 2011. It is generally not known when these restrictions will be lifted.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Core Alternatives Fund, L.P.

By (Signature and Title)*

David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date

By (Signature and Title)*

R. Lance Baker, Chief Financial Officer
(principal financial officer)

Date

* Print the name and title of each signing officer under his or her signature.